Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]
The Company has entered into certain operating lease agreements for office space and equipment. These agreements require the Company to make the following lease payments:

Year ending December 31,	Total
2018	$153
2019	153
2020	152
2021	149
$607